Investment and return	12 Months Ended
Dec. 31, 2025
Investment and return
Investment and return

16. Investment and return

Cash and cash equivalents

Cash and cash equivalents in the consolidated balance sheet include deposits and short-term deposits. To be classified as cash and cash equivalents, an asset must:

●	be readily convertible into cash;
●	have an insignificant risk of changes in value; and
●	have a maturity period of three months or less at acquisition.

Cash and cash equivalents in the cash flow statement also include bank overdrafts and are recorded at amortised cost.

16A. Financial assets

The Group aims to protect the value of financial investments while maximising returns. The fair value of financial assets is the same as the carrying amount for 31 December 2025 and 31 December 2024. The Group’s cash resources are shown below.

Financial assets (a)
In millions of €	2025	2024
Cash and cash equivalents
Cash at bank and in hand	402	53
Short-term deposits with maturity of less than three months	39	17
	441	70

(a)	Financial assets exclude trade and other current receivables which are covered in Note 12.

Cash and cash equivalents reconciliation to the cash flow statement
In millions of €	2025	2024
Cash and cash equivalents per balance sheet	441	70
Less: bank overdrafts	(5)	(3)
Cash and cash equivalents per cash flow statement	436	67

16B. Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty fails to meet its contractual obligations. The Group’s trade receivables are short term in nature and largely comprise amounts receivable from Unilever and reputable customers. Additional information in relation to credit risk on trade receivables is given in Note 12. Credit risk related to the use of treasury instruments is managed on a total Group basis. This risk arises from transactions with financial institutions involving cash and cash equivalents and deposits. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets. To reduce this risk, the Group has concentrated its main activities with a limited number of counterparties which have secure credit ratings. Individual risk limits are set for each counterparty based on financial position, credit rating and past experience. Credit limits and concentration of exposures are actively monitored by the Group’s Treasury department.

Further details in relation to the Group’s exposure to credit risk are shown in Notes 12 and 16A.